Skadden, Arps, Slate, Meagher & Flom llp
FOUR TIMES SQUARE
NEW YORK 10036-6522
________

TEL: (212) 735-3000
FAX: (212) 735-2000
www.skadden.com

DIRECT DIAL
212-735-2132
DIRECT FAX
917-777-2132
EMAIL ADDRESS
clekstut@SKADDEN.COM

September 21, 2008

Securities and Exchange Commission 450 Fifth Street, N.W. Washington, D.C. 20549

RE:	Preliminary Proxy Materials for Prospect Capital Corporation

Dear Sir or Madam:

On behalf of Prospect Capital Corporation (the "Company"), electronically transmitted herewith, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, please find a preliminary proxy statement of the Company.

Should you have any questions or require additional information with respect to the foregoing, please contact the undersigned at (212) 735-2132 or Richard Prins at (212) 735-2790.

Very truly yours,

/s/ Carmine Lekstutis
Carmine Lekstutis